Customers' refundable fees	12 Months Ended
Dec. 31, 2021
Customers' refundable fees
Customers' refundable fees

13.    Customers’ refundable fees

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	41,697	44,916	36,074
Cash received from customers	409,781	55,403	43,527
Cash refunded to customers	(85,227)	(26,329)	(35,374)
Revenue recognized	(321,335)	(37,916)	(13,230)
Balance at the end of the year	44,916	36,074	30,997

Customers’ refundable fees represent the commission income received in advance (see note 2(v)).